INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total assets	$ 87,971	$ 84,347
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Industrial | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Industrial | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	49,247	48,780
Commercial properties | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	13,964	14,259
Commercial properties | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,140	4,493
Commercial properties | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,407	2,472
Commercial properties | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	126	120
Commercial properties | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	291	327
Commercial properties | Opportunistic Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	6,529	6,044
Commercial properties | Opportunistic Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,346	3,406
Commercial properties | Industrial | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,969	1,409
Commercial properties | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,141	3,925
Commercial properties | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,876	4,804
Commercial properties | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	748	1,796
Commercial properties | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,930	1,204
Commercial properties | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,320	2,206
Commercial properties | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,460	2,315
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,798	2,577
Commercial developments | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	904	568
Commercial developments | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	103	104
Commercial developments | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	51	8
Commercial developments | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,176	920
Commercial developments | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Opportunistic Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	477	231
Commercial developments | Opportunistic Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	6	6
Commercial developments | Industrial | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	633	533
Commercial developments | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	79	58
Commercial developments | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	369	149
Commercial developments | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0